BUSINESS DESCRIPTION, Economic Context (Details) $ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) ARS ($)	Dec. 10, 2025 USD ($)	Apr. 11, 2025 $ / shares	Feb. 06, 2025	Apr. 03, 2024
Economic context [Abstract]
Cumulative increase in inflation rate			31.50%	117.80%
Exchange rate (in Ps. per dollars)			1,455	1,032
Percentage of foreign exchange rate						1.00%
Percentage of consumer price index variation			2.00%
Percentage of wholesale price index variation			26.20%	67.10%
Percentage of inflation measured by CPI				41.00%
Percentage increase (decrease) of economic activity	3.30%	2.10%
Percentage of wage index			38.20%				40.00%	47.00%
Unemployment rate	6.60%
Net reserves on foreign currency translation			$ 41,167,000	$ 29,612,000
Surplus (deficit) on trade			$ 11,286,000
Percentage of financial surplus equivalent GDP			0.20%
Percentage of primary surplus equivalent GDP			1.40%
Extended fund facility, amount			$ 20,000,000
Extended fund facility, duration			48 months
Additional financing amount			$ 3,100,000
Waiting period eliminated from customs clearance of goods			30 days
Duration authorized to pay for services after provision			90 days
Advance payment percentage for import of capital goods			30.00%
Interest rate			6.50%
Maturity date			November 30, 2029
Bonds issued					$ 1,000,000
Bid amount of bonds					$ 1,420,000
Annual yield on bonds			9.26%
Bottom of Range [Member]
Economic context [Abstract]
Fluctuation of foreign exchange rate (in Ps. per dollars) | $ / shares						1,000
Top of Range [Member]
Economic context [Abstract]
Fluctuation of foreign exchange rate (in Ps. per dollars) | $ / shares						1,400